Basis of Presentation	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies
The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These unaudited consolidated financial statements include the accounts of Teekay LNG Partners L.P. (or the Partnership), which is a limited partnership formed under the laws of the Republic of the Marshall Islands, its wholly-owned and controlled subsidiaries and any variable interest entities (or VIEs) of which it is the primary beneficiary.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these unaudited interim consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2020, which were included in the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2020 filed with the U.S. Securities and Exchange Commission (or SEC) on April 1, 2021. In the opinion of management of Teekay GP L.L.C., the general partner of the Partnership (or the General Partner), these unaudited interim consolidated financial statements reflect all adjustments consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. It is possible that the amounts recorded as derivative liabilities could vary by material amounts prior to their settlement.

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (or COVID-19) as a pandemic. While the Partnership has experienced some logistical challenges across its fleet due to COVID-19, the Partnership has not yet experienced any material negative financial impacts to its results of operations or financial position for the periods covered by these consolidated financial statements as a result of COVID-19, other than the COVID-19 global pandemic being a contributing factor to the write-down of six of the Partnership's multi-gas vessels during the six months ended June 30, 2020 as described in Note 14. Given the dynamic nature of the COVID-19 global pandemic, the full extent to which the COVID-19 global pandemic may have material direct or indirect impact on the Partnership's business and the related financial reporting implications cannot be reasonably estimated at this time, although it could materially affect the business, results of operations and financial condition in the future.